Financial Assets and Financial Liabilities - Bonds - Additional Information (Detail) ₽ in Millions						12 Months Ended
	Jun. 14, 2011 RUB (₽) Employees	Jun. 09, 2011 RUB (₽) Employees Issues	Feb. 22, 2011 RUB (₽) Employees Issues	Sep. 07, 2010 RUB (₽) Employees Issues	Jul. 30, 2009 RUB (₽) Employees	Dec. 31, 2018 RUB (₽)	Dec. 31, 2017 RUB (₽)
Disclosure of detailed information about borrowings [line items]
Current debt						₽ 412,294	₽ 422,533
Long term debt						₽ 6,538	₽ 17,360
Parent [member] | Bonds issue one [member] | Russian rubles [member]
Disclosure of detailed information about borrowings [line items]
Number of bonds issued | Employees					5,000,000
Principal amount of bonds					₽ 5,000
Interest rate of bonds						10.50%
Maturity date of bonds						July 15, 2021
Bonds outstanding balance						₽ 969
Current debt						352
Long term debt						₽ 617
Parent [member] | Bonds issue two [member] | Russian rubles [member]
Disclosure of detailed information about borrowings [line items]
Principal amount of bonds				₽ 10,000
Interest rate of bonds						12.25%
Maturity date of bonds						February 25, 2020
Bonds outstanding balance						₽ 2,589
Current debt						1,642
Long term debt						₽ 947
Number of bonds issued | Employees				5,000,000
Number of issues | Issues				2
Parent [member] | Bonds issue three [member] | Russian rubles [member]
Disclosure of detailed information about borrowings [line items]
Principal amount of bonds			₽ 10,000
Interest rate of bonds						8.00%
Maturity date of bonds						February 9, 2021
Long term debt						₽ 820
Number of bonds issued | Employees			5,000,000
Number of issues | Issues			2
Parent [member] | Bonds issue four [member] | Russian rubles [member]
Disclosure of detailed information about borrowings [line items]
Principal amount of bonds		₽ 10,000
Interest rate of bonds						10.60%
Maturity date of bonds						May 27, 2021
Bonds outstanding balance						₽ 4,132
Current debt						1,622
Long term debt						₽ 2,510
Number of bonds issued | Employees		5,000,000
Number of issues | Issues		2
Parent [member] | Bonds issue five [member] | Russian rubles [member]
Disclosure of detailed information about borrowings [line items]
Number of bonds issued | Employees	5,000,000
Principal amount of bonds	₽ 5,000
Interest rate of bonds						10.60%
Maturity date of bonds						June 1, 2021
Bonds outstanding balance						₽ 2,469
Current debt						988
Long term debt						₽ 1,481